RECLAMATION BONDS - Disclosure of detailed information about reclamation bonds (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Exploration And Evaluation Assets By Geography [Line Items]
Reclamation bonds	$ 456	$ 732
U.S.A - various properties [Member]
Exploration And Evaluation Assets By Geography [Line Items]
Reclamation bonds	448	680
Sweden - various properties [Member]
Exploration And Evaluation Assets By Geography [Line Items]
Reclamation bonds	8	42
Other [Member]
Exploration And Evaluation Assets By Geography [Line Items]
Reclamation bonds	$ 0	$ 10